HARRIS ASSOCIATES INVESTMENT TRUST

111 S. Wacker Drive, Suite 4600

Chicago, IL 60606

June 12, 2020

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Certification of Harris Associates Investment Trust (the “Trust”)
Securities Act of 1933 (“1933 Act”) Registration No. 033-38953
Investment Company Act of 1940 Registration No. 811-06279

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the 1933 Act, the Trust certifies that:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act with respect to Advisor Class and Institutional Class shares of Oakmark Bond Fund, a series of the Registrant, would not have differed from those contained in the Trust’s most recent registration statement on Form N-1A, Post-Effective Amendment No. 63; and

b.	the text of Post-Effective Amendment No. 63 to the Trust’s registration statement was filed with the Commission via EDGAR on June 9, 2020, with an effective date of June 10, 2020.

Very truly yours,

HARRIS ASSOCIATES INVESTMENT TRUST

/s/ Rana J. Wright
Rana J. Wright
Vice President, Secretary and Chief Legal Officer